Document and Entity Information	Jan. 15, 2020
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 15, 2020
Entity Registrant Name	UNITED TECHNOLOGIES CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	001-00812
Entity Tax Identification Number	06-0570975
Entity Address, Address Line One	10 Farm Springs Road
Entity Address, City or Town	Farmington
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06032
City Area Code	860
Local Phone Number	728-7000
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000101829
Title of 12(b) Security	Common Stock
Trading Symbol	UTX
Security Exchange Name	NYSE
1.125% Notes due 2021 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	1.125% Notes due 2021
Trading Symbol	UTX21D
Security Exchange Name	NYSE
1.250% Notes due 2023 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	1.250% Notes due 2023
Trading Symbol	UTX 23
Security Exchange Name	NYSE
1.150% Notes due 2024 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	1.150% Notes due 2024
Trading Symbol	UTX 24A
Security Exchange Name	NYSE
1.875% Notes due 2026 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	1.875% Notes due 2026
Trading Symbol	UTX 26
Security Exchange Name	NYSE
2.150% Notes due 2030 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	2.150% Notes due 2030
Trading Symbol	UTX 30
Security Exchange Name	NYSE
Floating Rate Notes due 2020 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Floating Rate Notes due 2020
Trading Symbol	UTX 20B
Security Exchange Name	NYSE